Fair value of financial instruments and marketable securities (Details 3) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Marketable securities on the balance sheet
Total Marketable securities, Less Than 12 Months	$ 82,823,887
Total Marketable securities, More Than 12 Months	50,358,678
Marketable securities		0
Commercial paper
Marketable securities on the balance sheet
Total Marketable securities, Less Than 12 Months	24,999,230
U.S. corporate debt securities
Marketable securities on the balance sheet
Total Marketable securities, Less Than 12 Months	57,824,657
Total Marketable securities, More Than 12 Months	$ 50,358,678